Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,790,000	$ 3,505,000	$ 3,137,000
Accounts receivable, net	1,074,000	1,257,000
Inventories	972,000	1,384,000
Prepaid expenses and other current assets	133,000	110,000	537,000
Total current assets	5,969,000	6,256,000	3,674,000
Non-current assets
Property and equipment, net	136,000	137,000	3,000
Right-of-use lease asset	7,000	12,000	5,000
Goodwill	1,570,000	1,570,000
Non-current deposits	172,000	210,000	412,000
Discontinued operations:
TOTAL ASSETS	7,854,000	8,185,000	4,094,000
Current liabilities
Accounts payable	189,000	617,000	4,599,000
Accrued and other current liabilities	503,000	715,000	1,669,000
Total current liabilities	692,000	1,332,000	6,268,000
Discontinued operations:
Lease liability		2,000
Other liabilities	2,000	9,000
Total liabilities	694,000	1,343,000	6,268,000
Stockholders’ equity
Common stock — 28,000,000 shares authorized, issued and outstanding	7,000	5,000
Additional paid-in capital	462,166,000	461,287,000	438,211,000
Accumulated other comprehensive income (loss)		(39,000)	(891,000)
Retained earnings / (Accumulated deficit)	(455,013,000)	(454,411,000)	(439,494,000)
Total stockholders’ equity	7,160,000	6,842,000	(2,174,000)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	7,854,000	8,185,000	4,094,000
Future NRG Sdn. Bhd. [Member]
Current assets
Cash and cash equivalents	27,109	202,716	268,780
Accounts receivable, net	292,693	320,516	323,587
Inventories	78,725	65,076	82,920
Income taxes receivable	511	513	3,448
Other current assets
Total current assets	399,038	588,821	678,735
Non-current assets
Property and equipment, net	4,403,609	4,518,397	4,267,528
Total non-current assets — continuing operations	4,403,609	4,518,397	4,267,528
Discontinued operations:
Assets of discontinued operations held for sale		21,407,221	18,736,092
TOTAL ASSETS	4,802,647	26,514,439	23,682,355
Current liabilities
Accounts payable and accrued liabilities	483,836	5,113,187	3,440,900
Total current liabilities — continuing operations	483,836	5,113,187
Total current liabilities	477,406	5,113,187	3,440,900
Discontinued operations:
Liabilities of discontinued operations held for sale		16,941,462	18,454,470
Total liabilities	483,836	22,054,649	21,895,370
Stockholders’ equity
Common stock — 28,000,000 shares authorized, issued and outstanding	6,100,218	6,100,218	6,100,218
Accumulated other comprehensive income (loss)	173,436	207,074	24,679
Retained earnings / (Accumulated deficit)	(1,954,843)	(1,847,502)	(4,337,912)
Total stockholders’ equity	4,318,811	4,459,790	1,786,985
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	4,802,647	26,514,439	23,682,355
6% Convertible Exchangeable Preferred Stock [Member]
Stockholders’ equity
Preferred stock value
Series A Preferred Stock [Member]
Stockholders’ equity
Preferred stock value
Series B Preferred Stock [Member]
Stockholders’ equity
Preferred stock value